Note 14 - Employee Benefits - Activities Under All Plans (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted average exercise price (in dollars per share)	$ 11.21
Granted (in shares)	0	0
Shares available for grant (in shares)	345,907
Restricted Stock [Member]
Unvested restricted shares outstanding (in shares)	22,841
Share-based Payment Arrangement, Option [Member]
Options outstanding (in shares)	34,229
The 2009 Plan [Member]
Shares available for grant (in shares)	0	0
Weighted average exercise price (in dollars per share)	$ 11.21	$ 11.21	$ 11.21
Vested (in shares)		0
Shares available for grant (in shares)	0	0
The 2009 Plan [Member] | Restricted Stock [Member]
Unvested restricted shares outstanding (in shares)	0	3,102
Vested (in shares)		(3,102)
Unvested restricted shares outstanding (in shares)	0	0
The 2009 Plan [Member] | Share-based Payment Arrangement, Option [Member]
Options outstanding (in shares)	34,229	34,229
Vested (in shares)		0
Options outstanding (in shares)	34,229	34,229
The 2017 Plan [Member]
Shares available for grant (in shares)	365,742	388,971
Vested (in shares)	0	0
Shares available for grant (in shares)	345,907	365,742
Options outstanding (in shares)	0
The 2017 Plan [Member] | Granted January 28, 2020 [Member]
Granted (in shares)		(10,650)
Granted, vesting period (Year)		3 years
The 2017 Plan [Member] | Granted April 23, 2020 [Member]
Granted (in shares)		(9,000)
Granted, vesting period (Year)		2 years
The 2017 Plan [Member] | Granted April 28, 2020 [Member]
Granted (in shares)		(3,579)
Granted, vesting period (Year)		1 year
The 2017 Plan [Member] | Granted January 26, 2021 [Member]
Granted (in shares)	(16,685)
Granted, vesting period (Year)	3 years
The 2017 Plan [Member] | Granted April 27, 2021 [Member]
Granted (in shares)	(3,150)
Granted, vesting period (Year)	1 year
The 2017 Plan [Member] | Restricted Stock [Member]
Unvested restricted shares outstanding (in shares)	21,484	14,787
Vested (in shares)	(11,866)	(8,789)
Unvested restricted shares outstanding (in shares)	22,841	21,484
The 2017 Plan [Member] | Restricted Stock [Member] | Granted January 28, 2020 [Member]
Granted (in shares)		7,100
The 2017 Plan [Member] | Restricted Stock [Member] | Granted April 23, 2020 [Member]
Granted (in shares)		6,000
The 2017 Plan [Member] | Restricted Stock [Member] | Granted April 28, 2020 [Member]
Granted (in shares)		2,386
The 2017 Plan [Member] | Restricted Stock [Member] | Granted January 26, 2021 [Member]
Granted (in shares)	11,123
The 2017 Plan [Member] | Restricted Stock [Member] | Granted April 27, 2021 [Member]
Granted (in shares)	2,100
The 2017 Plan [Member] | Share-based Payment Arrangement, Option [Member]
Options outstanding (in shares)	0	0
Vested (in shares)	0	0
Options outstanding (in shares)	0	0
The 2017 Plan [Member] | Share-based Payment Arrangement, Option [Member] | Granted January 28, 2020 [Member]
Granted (in shares)		0
The 2017 Plan [Member] | Share-based Payment Arrangement, Option [Member] | Granted April 23, 2020 [Member]
Granted (in shares)		0
The 2017 Plan [Member] | Share-based Payment Arrangement, Option [Member] | Granted April 28, 2020 [Member]
Granted (in shares)		0
The 2017 Plan [Member] | Share-based Payment Arrangement, Option [Member] | Granted January 26, 2021 [Member]
Granted (in shares)	0
The 2017 Plan [Member] | Share-based Payment Arrangement, Option [Member] | Granted April 27, 2021 [Member]
Granted (in shares)	0